Convertible Note (Tables)	6 Months Ended
Dec. 31, 2024
Convertible Note [Line Items]
Schedule of Fixed Conversion Prices

The holder of the Notes shall have the right, at such holder’s sole discretion, to convert all or any portion of the convertible notes into Class A ordinary shares at anytime after September 23, 2024 at following fixed conversion prices.

Conversion Price
US$
First Closing of First Tranche	4.71
Second Closing of First Tranche	4.47
Third Closing of First Tranche	3.25

Schedule of Fair Value Measurements Inputs	The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s warrants at their measurement dates:
	First Closing	Second Closing	Third Closing
Issuance Date	On September 24, 2024	On October 7, 2024	On December 12, 2024
Risk-free rate	3.62%	4.00%	4.37%
Estimated volatility rate	43.79%	43.88%	44.39%
Dividend yield	0%	0%	0%
Spot price of underling ordinary share	3.87	3.86	2.53
Exercise price	4.71	4.47	3.25
Fair value of Purchase Warrant in USD	106,000	120,000	149,000

Balance sheet date	On December 31, 2024
	First Closing	Second Closing	Third Closing
Risk-free rate	4.56%	4.57%	4.58%
Estimated volatility rate	42.38%	42.61%	44.78%
Dividend yield	0%	0%	0%
Spot price of underling ordinary share	1.57	1.57	1.57
Exercise price	2.81	2.81	2.81
Fair value of Purchase Warrant in USD	51,000	48,000	80,000

Convertible Note [Member]
Convertible Note [Line Items]
Schedule of Fair Value Measurements Inputs

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s derivate liabilities at their measurement dates:

	First Closing	Second Closing	Third Closing
Issuance Date	On September 24, 2024	On October 7, 2024	On December 12, 2024
Risk-free rate	3.86%~ 4.02%	4.28%~ 4.41%	4.34%~ 4.35%
Estimated volatility rate	37.57%~ 42.09%	38.86%~ 45.27%	38.52%~ 43.00%
Dividend yield	0%	0%	0%
Bond yield	8.32%	8.62%	8.66%

	First Closing	First Closing	Second Closing	Second Closing	Second Closing	Third Closing
Extinguishment date or Balance sheet date	On November 22, 2024	On December 6, 2024	On December 6, 2024	On December 23, 2024	On December 31, 2024	On December 31, 2024
Risk-free rate	4.53%	4.32%~4.42%	4.41%	4.39%~4.41%	4.33%~4.41%	4.30%~4.32%
Estimated volatility rate	37.60%	38.04%~43.99%	39.17%~48.45%	44.96%~49.86%	42.25%~45.65%	41.23%~49.31%
Dividend yield	0%	0%	0%	0%	0%	0%
Bond yield	8.32%	8.64%	8.64%	8.81%	8.75%	8.75%